COMMITMENTS (Details)		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 24, 2020 $ / shares shares	Sep. 30, 2021 USD ($) item $ / shares shares	Sep. 30, 2020 shares	Sep. 30, 2021 item $ / shares shares	Sep. 30, 2020 shares	Dec. 31, 2021 item	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Other Commitments [Line Items]
Number of shares issued | shares		106,752	75,694	1,830,071	148,011			164,886	122,560
LifeSci Acquisition II Corp
Other Commitments [Line Items]
Maximum number of demands for registration of securities | item		2		2		2
Threshold period to exercise registration rights		3 months				3 months
Maximum demand registration right at entity's expense | item		1				1
Threshold period to exercise registration rights from the effective date of registration statement of Initial Public Offering		5 years				5 years
Threshold period to exercise "piggy-back" registration rights from the effective date of registration statement of Initial Public Offering		7 years				7 years
Underwriting cash discount per unit | $ / shares		$ 0.20					$ 0.20
Underwriter Cash Discount | $		$ 1,601,808					$ 1,601,808
Initial Public Offering | LifeSci Acquisition II Corp
Other Commitments [Line Items]
Deferred Fee Per Unit | $ / shares							$ 1,125,000
Number of shares issued | shares	8,009,041	1,125,000
Purchase price, per share | $ / shares	$ 10.00
Over-allotment option | LifeSci Acquisition II Corp
Other Commitments [Line Items]
Number of shares issued | shares	509,041	509,041					509,041
Shares available for issue | shares		615,959		615,959			615,959
Purchase price, per share | $ / shares	$ 10.00	$ 10.00		$ 10.00			$ 10.00